Note 19 - Income Taxes - Reconciliation of Statutory Federal Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax at statutory federal rate	$ 10,031	$ (7,370)
State tax—net of federal benefit	823	231
Acquired assets	1,728	0
Stock options	611	718
Other	340	(20)
Change in valuation allowance	(13,520)	6,446
Provision for income taxes	$ 13	$ 5